Flight equipment held for sale (Details) $ in Thousands	3 Months Ended
	Sep. 30, 2019 aircraft	Mar. 31, 2019 aircraft	Dec. 31, 2019 USD ($) aircraft	Dec. 31, 2018 USD ($) aircraft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale | aircraft				7
Net book value of flight equipment held for sale | $			$ 336,592	$ 184,129
Number of aircraft sold | aircraft	1	6
Flight Equipment Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale | aircraft			14
Net book value of flight equipment held for sale | $			$ 336,600
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft | $			$ 91,000